Supplemental Cash Flow Information - Details of Changes in Working Capital and Other Items (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Changes In Working Capital And Other Items [abstract]
Trade and other receivables	$ (59)	$ (6)	$ 31	$ 37
Prepaid expenses and other current assets	10	24	34	49
Other financial assets	0	2	0	13
Payables, accruals and provisions	21	(93)	(349)	(367)
Deferred revenue	99	67	52	58
Other financial liabilities	0	(2)	0	(13)
Income taxes	185	(3)	426	36
Other	(16)	(14)	(34)	(29)
Total	$ 240	$ (25)	$ 160	$ (216)